BLACKROCK FUNDS III

BlackRock Total International ex U.S. Index Fund

BlackRock Large Cap Index Fund

(the “Funds”)

Supplement dated April 8, 2016 to the Funds’

Prospectus dated April 30, 2015

Effective immediately, the following changes are made to the Funds’ Prospectus:

The section entitled “Fund Overview — Key Facts About BlackRock Total International ex U.S. Index Fund — Portfolio Managers” is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Master Portfolio Since	Title

Alan Mason	2014	Managing Director of BlackRock, Inc.

Greg Savage, CFA	2012	Managing Director of BlackRock, Inc.

Jennifer Hsui, CFA	2016	Managing Director of BlackRock, Inc.

Creighton Jue, CFA	2016	Managing Director of BlackRock, Inc.

Rachel Aguirre	2016	Director of BlackRock, Inc.

The section entitled “Fund Overview — Key Facts About BlackRock Large Cap Index Fund — Portfolio Managers” is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Master Portfolio Since	Title

Alan Mason	2014	Managing Director of BlackRock, Inc.

Greg Savage, CFA	2012	Managing Director of BlackRock, Inc.

Jennifer Hsui, CFA	2016	Managing Director of BlackRock, Inc.

Creighton Jue, CFA	2016	Managing Director of BlackRock, Inc.

Rachel Aguirre	2016	Director of BlackRock, Inc.

The section entitled “Details About the Funds — How Each Fund Invests — Total International ex U.S. Index Fund — About the Portfolio Management Team of the Fund/Master Portfolio” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF THE FUND/MASTER PORTFOLIO

The Master Portfolio is managed by a team of financial professionals. Alan Mason, Greg Savage, CFA, Jennifer Hsui, CFA, Creighton Jue, CFA and Rachel Aguirre are the portfolio managers of the Master Portfolio and are jointly and primarily responsible for the day-to-day management of the Master Portfolio. Please see “Management of the Funds—Portfolio Managers” for additional information about the portfolio management team.

The section entitled “Details About the Funds — How Each Fund Invests — Large Cap Index Fund — About the Portfolio Management Team of the Fund/Master Portfolio” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF THE FUND/MASTER PORTFOLIO
The Master Portfolio is managed by a team of financial professionals. Alan Mason, Greg Savage, CFA, Jennifer Hsui, CFA, Creighton Jue, CFA and Rachel Aguirre are the portfolio managers of the Master Portfolio and are jointly and primarily responsible for the day-to-day management of the Master Portfolio. Please see “Management of the Funds—Portfolio Managers” for additional information about the portfolio management team.

The table in the section entitled “Management of the Funds — Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Alan Mason	Jointly and primarily responsible for the day-to-day management of each Master Portfolio, including setting the Master Portfolio’s overall investment strategy and overseeing the management of the Master Portfolio.	2014	Managing Director of BlackRock, Inc. since 2009; Managing Director of Barclays Global Investors (“BGI”) from 2008 to 2009; Principal of BGI from 1996 to 2008.
Greg Savage, CFA	Jointly and primarily responsible for the day-to-day management of each Master Portfolio, including setting the Master Portfolio’s overall investment strategy and overseeing the management of the Master Portfolio.	2012	Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. in 2009; Principal of BGI from 2007 to 2009; Associate of BGI from 1999 to 2007.
Jennifer Hsui, CFA	Jointly and primarily responsible for the day-to-day management of each Master Portfolio, including setting the Master Portfolio’s overall investment strategy and overseeing the management of the Master Portfolio.	2016	Managing Director of BlackRock, Inc. since 2011; Director of BlackRock, Inc. from 2009 to 2011; Principal of BGI from 2006 to 2009.
Creighton Jue, CFA	Jointly and primarily responsible for the day-to-day management of each Master Portfolio, including setting the Master Portfolio’s overall investment strategy and overseeing the management of the Master Portfolio.	2016	Managing Director of BlackRock, Inc. since 2011; Director of BlackRock, Inc. from 2009 to 2011; Principal of BGI from 2000 to 2009.
Rachel Aguirre	Jointly and primarily responsible for the day-to-day management of each Master Portfolio, including setting the Master Portfolio’s overall investment strategy and overseeing the management of the Master Portfolio.	2016	Director of BlackRock, Inc. since 2012; Vice President of BlackRock, Inc. from 2009 to 2011; Principal and Portfolio Manager of BGI from 2005 to 2009.

Shareholders should retain this Supplement for future reference.